Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

The following table presents the assets and liabilities of Park and HGV that were included in discontinued operations in our condensed consolidated balance sheet as of December 31, 2016:

(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$341
Restricted cash and cash equivalents	160
Accounts receivable, net of allowance for doubtful accounts	250
Prepaid expenses	48
Inventories	527
Current portion of financing receivables, net	136
Other	16

Total current assets of discontinued operations (variable interest entities - $92)	1,478

Intangibles and Other Assets:
Goodwill	604
Management and franchise contracts, net	56
Other intangible assets, net	60
Property and equipment, net	8,589
Deferred income tax assets	35
Financing receivables, net	895
Investments in affiliates	81
Other	27

Total non-current assets of discontinued operations (variable interest entities - $405)	10,347

TOTAL ASSETS OF DISCONTINUED OPERATIONS	$11,825

LIABILITIES
Current Liabilities:
Accounts payable, accrued expenses and other	$632
Current maturities of long-term debt	65
Current maturities of timeshare debt	73
Income taxes payable	4

Total current liabilities of discontinued operations (variable interest entities - $81)	774
Long-term debt	3,437
Timeshare debt	621
Deferred revenues	22
Deferred income tax liabilities	2,797
Other	17

TOTAL LIABILITIES OF DISCONTINUED OPERATIONS (variable interest entities - $506)	$7,668

The following table presents the results of operations of Park and HGV that were included in discontinued operations in our condensed consolidated statement of operations for the three months ended March 31, 2016:

(in millions)
Revenues
Franchise fees	$10
Base and other management fees	7
Owned and leased hotels	648
Timeshare	326
Other revenues	3
Other revenues from managed and franchised properties	30

Total revenues from discontinued operations	1,024
Expenses
Owned and leased hotels	449
Timeshare	217
Depreciation and amortization	77
General and administrative	10
Other expenses	2
Other expenses from managed and franchised properties	30

Total expenses from discontinued operations	785

Operating income from discontinued operations	239
Interest expense	(49)
Other non-operating income, net	4

Income from discontinued operations before income taxes	194
Income tax expense	(75)

Income from discontinued operations, net of taxes	119
Income from discontinued operations attributable to noncontrolling interests, net of taxes	(2)

Income from discontinued operations attributable to Hilton stockholders, net of taxes	$117

The following table presents selected financial information of Park and HGV that was included in our condensed consolidated statement of cash flows for the three months ended March 31, 2016:

(in millions)
Non-cash items included in net income:
Depreciation and amortization	$77
Investing activities:
Capital expenditures for property and equipment	$68

The following table presents the assets and liabilities of Park and HGV that were included in discontinued operations in our consolidated balance sheets:

	December 31,
	2016	2015
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$341	$76
Restricted cash and cash equivalents	160	147
Accounts receivable, net of allowance for doubtful accounts	250	212
Prepaid expenses	48	35
Inventories	527	430
Current portion of financing receivables, net	136	128
Other	16	16

Total current assets of discontinued operations (variable interest entities - $92 and $79)	1,478	1,044

Intangibles and Other Assets:
Goodwill	604	607
Management and franchise contracts, net	56	60
Other intangible assets, net	60	63
Property and equipment, net	8,589	8,708
Deferred income tax assets	35	19
Financing receivables, net	895	848
Investments in affiliates	81	99
Other	27	20

Total non-current assets of discontinued operations (variable interest entities - $405 and $326)	10,347	10,424

TOTAL ASSETS OF DISCONTINUED OPERATIONS	$11,825	$11,468

LIABILITIES
Current Liabilities:
Accounts payable, accrued expenses and other	$632	$587
Current maturities of long-term debt	65	109
Current maturities of timeshare debt	73	110
Income taxes payable	4	6

Total current liabilities of discontinued operations (variable interest entities - $81 and $113)	774	812
Long-term debt	3,437	3,948
Timeshare debt	621	392
Deferred revenues	22	32
Deferred income tax liabilities	2,797	2,755
Other	17	17

TOTAL LIABILITIES OF DISCONTINUED OPERATIONS (variable interest entities - $506 and $369)	$7,668	$7,956

The following table presents the results of operations of Park and HGV that were included in discontinued operations in our consolidated statements of operations:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Revenues
Franchise fees	$38	$35	$22
Base and other management fees	30	27	24
Owned and leased hotels	2,674	2,637	2,463
Timeshare	1,390	1,308	1,171
Other revenues	13	13	10
Other revenues from managed and franchised properties	136	119	124

Total revenues from discontinued operations	4,281	4,139	3,814
Expenses
Owned and leased hotels	1,805	1,754	1,666
Timeshare	948	897	767
Depreciation and amortization	322	307	265
General and administrative	144	10	5
Other expenses	18	24	17
Other expenses from managed and franchised properties	136	119	124

Total expenses from discontinued operations	3,373	3,111	2,844
Gain on sales of assets, net	1	143	—
Operating income from discontinued operations	909	1,171	970
Interest expense	(193)	(198)	(202)
Gain on foreign currency transactions	3	—	—
Other non-operating income (loss), net	(20)	(10)	46

Income from discontinued operations before income taxes	699	963	814
Income tax expense	(327)	(428)	(311)

Income from discontinued operations, net of taxes	372	535	503
Income from discontinued operations attributable to noncontrolling interests, net of taxes	(6)	(7)	(4)

Income from discontinued operations attributable to Hilton stockholders, net of taxes	$366	$528	$499

The following table presents selected financial information of Park and HGV that was included in our consolidated statements of cash flows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Non-cash items included in net income:
Depreciation and amortization	$322	$307	$265
Gain on sales of assets, net	1	143	—
Investing activities:
Capital expenditures for property and equipment	$255	$243	$184
Acquisitions, net of cash acquired	—	(1,402)	—
Proceeds from asset dispositions	—	1,866	31